UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4932

John Hancock World Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Health Sciences Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2009

John Hancock Health Sciences Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

	Shares	Value

Common stocks 94.25%		$95,849,960
(Cost $88,955,298)

Biotechnology 19.50%		19,833,242
Amgen, Inc. (I)	80,670	5,026,547
Biogen Idec, Inc. (I)	48,983	2,329,142
Celgene Corp. (I)	11,563	658,628
Cephalon, Inc. (I)	100,314	5,883,416
Gilead Sciences, Inc. (I)	61,578	3,013,012
OSI Pharmaceuticals, Inc. (I)	86,490	2,922,497

Drug Retail 6.64%		6,754,551
CVS Caremark Corp.	110,769	3,708,546
Walgreen Co.	98,100	3,046,005

Health Care Distributors 12.44%		12,654,612
AmerisourceBergen Corp.	252,883	4,986,853
Cardinal Health, Inc.	128,728	4,286,642
McKesson Corp.	66,102	3,381,117

Health Care Equipment 12.16%		12,362,301
Baxter International, Inc.	37,447	2,110,887
Becton, Dickinson & Co.	62,937	4,100,346
Covidien PLC	41,585	1,572,329
Medtronic, Inc.	97,445	3,451,502
Stryker Corp.	23,752	923,478
Syneron Medical, Ltd. (I)	24,728	203,759

Health Care Facilities 0.04%		37,399
TLC Vision Corp. (I)	191,987	37,399

Health Care Services 6.95%		7,066,611
Express Scripts, Inc. (I)	14,383	1,007,385
Laboratory Corp. of America Holdings (I)	9,745	654,767
Medco Health Solutions, Inc. (I)	102,241	5,404,459

Health Care Technology 0.53%		533,844
IMS Health, Inc.	44,487	533,844

Insurance Brokers 0.92%		938,802
eHealth, Inc. (I)	57,808	938,802

Life Sciences Tools & Services 0.47%		478,430
Waters Corp. (I)	9,521	478,430

Managed Health Care 1.87%		1,902,410
Aetna, Inc.	70,538	1,902,410

Pharmaceuticals 30.72%		31,242,820
Abbott Laboratories	114,009	5,129,265
Bayer AG	22,638	1,389,329
Eli Lilly & Co.	87,375	3,048,514
Johnson & Johnson	92,326	5,621,730
Merck & Co., Inc. (L)	70,590	2,118,406
Pfizer, Inc.	346,705	5,523,011
Questcor Pharmaceuticals, Inc. (I)	165,978	972,631
Roche Holdings AG	30,126	4,749,783
Teva Pharmaceutical Industries, Ltd., ADR	21,719	1,158,491

John Hancock Health Sciences Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

			Shares	Value

Pharmaceuticals (continued)
Tongjitang Chinese Medicines Co. ADR (I)			39,700	119,100
Wyeth			30,345	1,412,560

Property & Casualty Insurance 2.01%				2,044,938
American Physicians Capital, Inc.			45,964	2,044,938

	Rate		Shares	Value

Short-term investments 5.60%				$5,692,955
(Cost $5,692,308)

Cash Equivalents 0.58%				592,980
John Hancock Collateral Investment Trust (T)(W)	0.4185% (Y)		59,233	592,980

		Maturity
	Rate	date	Par value	Value

U.S. Government Agency 5.02%				5,099,975
Federal Home Loan Bank,
Discount Note	0.090%	08/03/09	5,100,000	5,099,975

Total investments (Cost $94,647,606)† 99.85%			$101,542,915

Other assets and liabilities, net 0.15%				$157,219

Total net assets 100.00%			$101,700,134

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of July 31, 2009.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC (the Adviser).

(Y) The rate shown is the annualized seven-day yield as of July 31, 2009.

† At July 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $98,852,675. Net unrealized appreciation aggregated $2,690,240, of which $11,341,679 related to appreciated investment securities and $8,651,439 related to depreciated investment securities.

Notes to the Schedule of Investments

Security valuation
Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, a subsidiary of Manulife Financial Corporation (MFC) is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

Fair value measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual funds, are valued using this technique.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

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• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2009, by major security category or security type.

Investments in Securities	Level 1	Level 2	Level 3	Total
Consumer Staples	$6,754,551	-	-	$6,754,551
Financials	2,983,740	-	-	2,983,740
Health Care	79,972,557	$6,139,112	-	86,111,669
Short-term Investments	592,980	5,099,975	-	5,692,955
Total Investments in Securities	$90,303,828	$11,239,087	-	$101,542,915

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Risks and uncertainties

Industry risk
The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. The concentration is closely tied to a single sector or industry of the economy which may cause the Fund to underperform other sectors. Specifically, health science companies are particularly susceptible to the impact of market, economic, regulatory and other factors affecting the industry. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall rapidly.

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Non-diversification risk
Since a non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies, it may be affected more than a diversified fund by a change in the financial condition of any of these companies or by the financial markets’ assessment of any of these companies.

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More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Health Sciences Fund.

280Q3 7/09
9/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock World Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 15, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: September 15, 2009